Goodwill And Other Intangible Assets (Schedule Of Indefinite-Life Intangible Assets Not Subject To Amortization) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	$ 61,334	$ 57,254
Spectrum Licenses [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	56,433	52,352
Trade Name [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	$ 4,901	$ 4,902